Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - (Impairment) Reversal of Losses of Financial Assets (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Impairment of financial assets and reversal of impairment losses	$ 202	$ 3,369	$ (235)